Huber Select Large Cap Value Fund
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Aerospace & Defense - 1.7%
Northrop Grumman Corp.	11,593	$8,025,370

Banking - 20.1%
Bank of America Corp.	412,546	21,947,447
Citigroup, Inc.	249,268	28,842,800
First Citizens BancShares, Inc. - Class A	4,831	9,998,093
First Horizon Corp.	487,126	11,929,716
JPMorgan Chase & Co.	18,233	5,577,292
Regions Financial Corp.	305,500	8,706,750
Truist Financial Corp.	194,700	10,011,474
		97,013,572

Biotech & Pharmaceuticals - 10.0%
Eli Lilly & Co.	20,437	21,196,235
Merck & Co., Inc.	24,193	2,667,762
Pfizer, Inc.	935,530	24,735,413
		48,599,410

Consumer Services - 4.9%
Upbound Group, Inc.	1,262,842	23,867,714

Cosmetics/Personal Care - 1.2%
Kenvue, Inc.	340,894	5,931,556

Electric - 1.3%
Vistra Corp.	41,000	6,492,350

Electric Utilities - 1.0%
Constellation Energy Corp.	17,977	5,045,784

Electrical Equipment - 0.2%
TE Connectivity PLC	3,357	747,872

Gas & Water Utilities - 0.8%
National Fuel Gas Co.	48,900	4,095,375

Health Care Facilities & Services - 2.0%
Tenet Healthcare Corp. (a)	50,800	9,615,424

Healthcare-Services - 0.3%
ICON PLC (a)	6,760	1,218,490

Home Construction - 0.1%
Lennar Corp. - Class B	5,560	563,006

Industrial Support Services - 1.0%
United Rentals, Inc.	6,400	5,005,184

Insurance - 1.0%
CNO Financial Group, Inc.	110,821	4,660,023

Internet Media & Services - 1.7%
Lyft, Inc. - Class A (a)	490,200	8,269,674

Oil & Gas Producers - 9.0%
BP PLC - ADR	286,100	10,837,468
Cheniere Energy, Inc.	17,300	3,659,296
Golar LNG Ltd.	651,152	26,430,260
Shell PLC - ADR	31,300	2,411,039
		43,338,063

Retail - 5.0%
Dollar General Corp.	169,480	24,308,516

Retail - Discretionary - 0.4%
Home Depot, Inc.	5,398	2,022,037

Software - 9.1%
Microsoft Corp.	38,928	16,750,329
Oracle Corp.	132,800	21,856,224
Weave Communications, Inc. (a)	841,038	5,466,747
		44,073,300

Specialty Finance - 2.1%
Enova International, Inc. (a)	60,709	10,027,305

Technology Services - 7.4%
KBR, Inc.	608,315	26,041,965
Mastercard, Inc. - Class A	17,859	9,622,251
		35,664,216

Telecommunications - 4.6%
AT&T, Inc.	842,180	22,073,538

Tobacco & Cannabis - 5.4%
Philip Morris International, Inc.	145,815	26,165,043

Transportation & Logistics - 5.2%
FedEx Corp.	78,200	25,199,950

Transportation Equipment - 1.7%
General Motors Co.	95,300	8,005,200
TOTAL COMMON STOCKS (Cost $331,215,180)		470,027,972

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.61% (b)	6,432,258	6,432,258
First American Treasury Obligations Fund - Class X, 3.59% (b)	6,432,258	6,432,258
TOTAL MONEY MARKET FUNDS (Cost $12,864,516)		12,864,516

TOTAL INVESTMENTS - 99.9% (Cost $344,079,696)		482,892,488
Other Assets in Excess of Liabilities - 0.1%		646,954
TOTAL NET ASSETS - 100.0%		$483,539,442

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC – Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Huber Select Large Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$470,027,972	$–	$–	$470,027,972
Money Market Funds	12,864,516	–	–	12,864,516
Total Investments	$482,892,488	$–	$–	$482,892,488